As filed with the Securities and Exchange Commission on March 3, 2022

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 21	☒

(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Aneal Krishnamurthy, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Chip Lunde, Esquire Willkie Farr & Gallagher LLP 1875 K Street, N.W. Washington, DC 20006-1238

New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 1, 2022, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 20, is to designate a new effective date of the Post-Effective Amendment No.19, which was filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 17, 2021 (SEC Accession No. 0001193125-21-360960). Parts A, B and C of Post-Effective Amendment No. 19 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on March 3, 2022.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ Bridget Bouchard
Name:	Bridget Bouchard
Title:	Managing Director, Senior Annuity Product Management, Variable Annuities

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on March 3, 2022 in the capacities indicated.

Signature	Title

/s/ Bridget Bouchard	Managing Director, Senior Annuity Product Management, Variable Annuities
Bridget Bouchard

/s/ Austin P. Wachter	Executive Vice President and Chief Accounting Officer and Corporate
Austin P. Wachter	Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

Samuel R. Bright	Gina L. Loften

Jason E. Brown	La June Montgomery Tabron

*	*
Jeffrey R. Brown	Maureen O’Hara

*	*
James R. Chambers	Donald K. Peterson

*
Thasunda Brown Duckett	Dorothy K. Robinson

*	*
Lisa W. Hess	Kim M. Sharan

*	*
Edward M. Hundert	Marta Tienda

/s/ ANEAL KRISHNAMURTHY
Aneal Krishnamurthy Attorney-in-fact

*	Signed by Aneal Krishnamurthy as attorney-in-fact pursuant to powers of attorney previously filed with the SEC, which are incorporated herein by reference.